Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Hyperinflation restatement to 1 January 2022	Adjusted opening balance	Total	Total Hyperinflation restatement to 1 January 2022	Total Adjusted opening balance	Called up share capital	Called up share capital Adjusted opening balance	Share premium account	Share premium account Adjusted opening balance	Unification reserve	Unification reserve Adjusted opening balance	Other reserves	Other reserves Adjusted opening balance	Retained profit	Retained profit Hyperinflation restatement to 1 January 2022	Retained profit Adjusted opening balance	Non-controlling interests	Non-controlling interests Adjusted opening balance
Equity at beginning of period at Dec. 31, 2020		€ 17,655			€ 15,266			€ 92		€ 73,472		€ (73,364)		€ (7,482)		€ 22,548			€ 2,389
Profit or loss for the period		6,621			6,049											6,049			572
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		166			147									147					19
Cash flow hedges gains/(losses)		279			276									276					3
Remeasurement of defined benefit pension plans		1,734			1,728											1,728			6
Currency retranslation gains/(losses)		1,177			1,028									1,025		3			149
Total comprehensive income		9,977			9,228									1,448		7,780			749
Dividends on ordinary capital		(4,458)			(4,458)											(4,458)
Share capital reduction	[1]	0			0					(20,626)						20,626
Repurchase of shares	[2]	(3,018)			(3,018)									(3,018)
Movements in treasury shares	[3]	(48)			(48)									95		(143)
Share-based payment credit	[4]	161			161											161
Dividends paid to non-controlling interests		(503)																	(503)
Hedging gain/(loss) transferred to non-financial assets		(174)			(171)									(171)					(3)
Other movements in equity	[5]	154			147					(2)				(82)		231			7
Equity at end of period at Dec. 31, 2021		19,746	€ 154	€ 19,900	17,107	€ 154	€ 17,261	92	€ 92	52,844	€ 52,844	(73,364)	€ (73,364)	(9,210)	€ (9,210)	46,745	€ 154	€ 46,899	2,639	€ 2,639
Profit or loss for the period		8,269			7,642											7,642			627
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		36			45									45					(9)
Cash flow hedges gains/(losses)		(91)			(92)									(92)					1
Remeasurement of defined benefit pension plans		(473)			(474)											(474)			1
Currency retranslation gains/(losses)	[6]	614			727									240		487			(113)
Total comprehensive income		8,355			7,848									193		7,655			507
Dividends on ordinary capital		(4,356)			(4,356)											(4,356)
Repurchase of shares	[2]	(1,509)			(1,509)									(1,509)
Movements in treasury shares	[3]	(31)			(31)									106		(137)
Share-based payment credit	[4]	177			177											177
Dividends paid to non-controlling interests		(572)																	(572)
Hedging gain/(loss) transferred to non-financial assets		(127)			(126)									(126)					(1)
Other movements in equity	[7]	(136)			(243)									(258)		15			107
Equity at end of period at Dec. 31, 2022		21,701			19,021			92		52,844		(73,364)		(10,804)		50,253			2,680
Profit or loss for the period		7,140			6,487											6,487			653
Other comprehensive income, net of tax:
Equity instruments gains/(losses)		(28)			(27)									(27)					(1)
Cash flow hedges gains/(losses)		(27)			(27)									(27)
Remeasurement of defined benefit pension plans		(510)			(508)											(508)			(2)
Currency retranslation gains/(losses)	[8]	(1,461)			(1,335)									(1,629)		294			(126)
Total comprehensive income		5,114			4,590									(1,683)		6,273			524
Dividends on ordinary capital		(4,327)			(4,327)											(4,327)
Cancellation of treasury shares	[9]	0			0			(4)						5,282		(5,278)
Repurchase of shares	[2]	(1,507)			(1,507)									(1,507)
Movements in treasury shares	[3]	(23)			(23)									75		(98)
Share-based payment credit	[4]	212			212											212
Dividends paid to non-controlling interests		(521)																	(521)
Hedging gain/(loss) transferred to non-financial assets		117			117									117
Other movements in equity		(2)			19									2		17			(21)
Equity at end of period at Dec. 31, 2023		€ 20,764			€ 18,102			€ 88		€ 52,844		€ (73,364)		€ (8,518)		€ 47,052			€ 2,662

[1]	(a)Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.
[2]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021 and 10 February 2022.
[3]	Includes purchases and sales of treasury shares, and transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[4]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[5]	Includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition.
[6]	Includes a hyperinflation adjustment of €514 million in relation to Argentina and Turkey.
[7]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.
[8]	Includes a hyperinflation adjustment of €308 million in relation to Argentina and Turkey.
[9]	During 2023, 112,746,434 PLC ordinary shares held as treasury shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.